LAND USE RIGHTS - NET (Tables)	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS - NET [Abstract]
Schedule of land use rights -net
Land use rights as of December 31, 2016 and 2017 consist of the following:

in millions of $	As of December 31,
	2016	2017

Land use rights
Cost	51.9	54.7
Less: Accumulated amortization	(4.0)	(5.7)

	47.9	49.0